Document and Entity Information	Jul. 29, 2019
Cover [Abstract]
Entity Registrant Name	FIRST DATA CORP
Amendment Flag	false
Entity Central Index Key	0000883980
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-11073
Entity Tax Identification Number	47-0731996
Entity Address, Address Line One	225 Liberty Street
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(800)
Local Phone Number	735-3362
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	FDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false